Reorganization	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Reorganization

Note 11—Reorganization

In connection with the Reorganization:

(1)

Holders of Series A Preferred Shares of Forma Therapeutics Holdings, LLC received one share of Series A convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series A Preferred Stock”) for each outstanding Series A Preferred Share held immediately prior to the Reorganization, with an aggregate of 2,304,815 shares of Series A Preferred Stock issued in the Reorganization;

(2)

Holders of Series B Preferred Shares of Forma Therapeutics Holdings, LLC received either one share of Series B-1 convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series B-1 Preferred Stock”) or one share of Series B-2 convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series B-2 Preferred Stock”) for each outstanding Series B Preferred Share held immediately prior to the Reorganization. The Series B-1 Preferred Stock and Series B-2 Preferred Stock were designated as two separate series of preferred stock upon Reorganization to reflect the different liquidation preferences accrued at the Reorganization date. The differences in liquidation preference were the result of differences in accrued preferred return based on different issuance dates and the distributions paid in March 2019 prior to Reorganization (see Note 10). An aggregate of 14,921,676 and 8,790,249 shares of Series B-1 Preferred Stock and B-2 Preferred Stock, respectively, were issued in the Reorganization;

(3)

Holders of Series C1 Preferred Shares of Forma Therapeutics Holdings, LLC received one share of Series C convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Series C Preferred Stock”) for each outstanding Series C1 Preferred Share held immediately prior to the Reorganization, with an aggregate of 6,452,619 shares of Series C Preferred Stock issued in the Reorganization;

(4)

Holders of Common 1 shares of Forma Therapeutics Holdings, LLC received one share of common stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., for each outstanding Common 1 share held immediately prior to the Reorganization, with an aggregate of 1,953,455 shares of common stock issued in the Reorganization;

(5)

Holders of vested Enterprise.1 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested Enterprise 1 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Enterprise 1 Junior Stock”). An aggregate of 564,055 shares of vested Enterprise 1 Junior Stock were issued in the Reorganization;

(6)

Holders of vested Enterprise.2 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested Enterprise 2 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., (the “Enterprise 2 Junior Stock”). An aggregate of 1,003,919 shares of vested Enterprise 2 Junior Stock were issued in the Reorganization;

(7)

Holders of vested and unvested Enterprise.3 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 3 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 3 Junior Stock”). The unvested Enterprise 3 Junior Stock was issued with the same vesting terms as the unvested Enterprise.3 Incentive Shares held immediately prior to the Reorganization. An aggregate of 373,465 shares of unvested and vested Enterprise 3 Junior Stock were issued in the Reorganization;

(8)

Holders of vested and unvested Enterprise.4 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 4 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 4 Junior Stock”). The unvested Enterprise 4 Junior Stock was issued with the same vesting terms as the unvested Enterprise.4 Incentive Shares held immediately prior to the Reorganization. An aggregate of 337,243 shares of unvested and vested Enterprise 4 Junior Stock were issued in the Reorganization;

(9)

Holders of vested and unvested Enterprise.5 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 5 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 5 Junior Stock”). The unvested Enterprise 5 Junior Stock was issued with the same vesting terms as the unvested Enterprise.5 Incentive Shares held immediately prior to the Reorganization. An aggregate of 434,023 shares of unvested and vested Enterprise 5 Junior Stock were issued in the Reorganization;

(10)

Holders of vested and unvested Enterprise.6 Incentive Shares of Forma Therapeutics Holdings, LLC received one share of vested and unvested Enterprise 6 Junior Stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc., respectively (the “Enterprise 6 Junior Stock”). The unvested Enterprise 6 Junior Stock was issued with the same vesting terms as the unvested Enterprise.6 Incentive Shares held immediately prior to the Reorganization. An aggregate of 253,851 shares of unvested and vested Enterprise 6 Junior Stock were issued in the Reorganization;

(11)

Holder of warrants exercisable to purchase Series B Preferred Shares of Forma Therapeutics Holdings, LLC received one warrant exercisable to purchase Series B-3 convertible preferred stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc. (the “Series B-3 Preferred Stock”, collectively with the Series B-1 and Series B-2 Preferred Stock, “Series B Preferred Stock”), for each outstanding warrant exercisable to purchase Series B Preferred Shares held immediately prior to the Reorganization, at the same exercise price immediately prior to the Reorganization, with an aggregate of warrants exercisable to purchase 299,999 Series B-3 Preferred Stock issued in the Reorganization; and

(12)

Holders of warrants exercisable to purchase Common 1 shares of Forma Therapeutics Holdings, LLC received one warrant exercisable to purchase common stock, $0.001 par value per share, of Forma Therapeutics Holdings, Inc. for each outstanding warrant exercisable to purchase Common 1 shares held immediately prior to the Reorganization, at the same exercise price immediately prior to the Reorganization, with an aggregate of warrants exercisable to purchase 594,482 shares of common stock issued in the Reorganization.

In connection with the Reorganization and the exchange of outstanding Series A, Series B and Series C1 Preferred Shares for Series A, Series B-1, Series B-2 and Series C Preferred Stock, respectively, the holders of Series A, Series B-1 and Series B-2 Preferred Stock were no longer entitled to an additional preferred return subsequent to the date of the Reorganization. The holders of Series A, Series B-1 and Series B-2 Preferred Stock retained the right to receive preferred returns in respect of dividends accrued on such shares prior to the Reorganization. Further, the holders of Series B-1, Series B-2 and Series C Preferred Stock were no longer entitled to an optional redemption right. As a result of the payment of the full liquidation preference in conjunction with the March 2019 distribution, the Series C1 Preferred Shares, and the Series C Preferred Stock issued in exchange for the Series C1 Preferred Shares, had no remaining liquidation preference and thereafter, participates in any future distribution on a pro rata basis with the holders of Common 1 and common stock, respectively.

In evaluating the Reorganization, the Company considered that there were no changes to the ownership interest held by each holder as a result of the Reorganization, there was no consideration exchanged to effect the Reorganization, and the significant terms of the Preferred Shares, Common 1 shares, enterprise incentive shares, warrants to purchase Series B Preferred Shares and warrants to purchase Common 1 shares were substantially the same before and after the Reorganization. Based on these considerations, the Company determined that the ownership interests prior and subsequent to the Reorganization were sufficiently similar and should be accounted for as an exchange of equity interests and recorded at the historical carrying value. Additionally, while the Reorganization modified certain terms to remove (i) the preferred return for Series A and Series B Preferred Shares and (ii) the optional redemption rights for Series B and Series C1 Preferred Shares, due to the low likelihood of the preferred return being paid or an optional redemption occurring these modifications were not considered qualitatively substantive. Therefore, the Company determined that the Reorganization resulted in a modification to the Series A, Series B and Series C1 Preferred Shares that was not significant. As a result, the Company did not recognize any change to the carrying value of the Preferred Shares. Accordingly, the Company determined that the modification of the underlying instruments exchanged in the Reorganization did not result in an extinguishment of Preferred Shares, nor did it result in the recognition of incremental compensation expense as it relates to the enterprise incentive shares that were exchanged for enterprise junior stock.